UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         President
Phone:         (262) 523-7560
Signature, Place, and Date of Signing:

 /s/ James Scott Harkness    Pewaukee, Wisconsin      May 8, 2002
-------------------------   ----------------------   ------------
    (Signature)                  (City/State)           (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        116

Form 13F Information Table Value Total:   $347,377 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


PROVIDENT TRUST COMPANY
SEC # 801-58213
March 31, 2002
                                    Type            Market
                                     of              Value             Invstmt  Otr   Voting Authority
Security                            Class  Cusip   (x 1,000)  Shares   Dscrtn  Mgrs    Sole   Shrd None
3M COMPANY                           Com 88579Y101        35       300  Sole              300
ABBOTT LABS                          Com 002824100       414     7,862  Sole            7,862
AFLAC INC.                           Com 001055102       263     8,900  Sole            8,900
AMERICAN INTL GROUP                  Com 026874107     2,046    28,358  Sole           28,358
AON CORP.                            Com 37389103        105     3,000  Sole            3,000
APACHE CORP.                         Com 037411105         6       110  Sole              110
ATLAS MINERALS INC.                  Com 049267305         0        82  Sole               82
AUTOMATIC DATA PROCESSING INC.       Com 053015103        29       500  Sole              500
BANK NEW YORK INC.                   Com 064057102        25       600  Sole              600
BANK ONE CORP.                       Com 06423a103       461    11,042  Sole           11,042
BAXTER INTL INC.                     Com 071813109        39       650  Sole              650
BED BATH & BEYOND INC.               Com 075896100    17,235   510,665  Sole          510,665
BELLSOUTH CORP.                      Com 079860102        19       515  Sole              515
BERKSHIRE HATHAWAY INC. CL B         Com 084670207        24        10  Sole               10
BISYS GROUP INC.                     Com 055472104    26,729   758,282  Sole          758,282
BP PLC ADR                           Com 055622104       242     4,558  Sole            4,558
BRINKER INTERNATIONAL INC.           Com 109641100    10,950   337,850  Sole          337,850
BRISTOL MYERS SQUIBB                 Com 110122108       199     4,910  Sole            4,910
CABLE DESIGN TECH CORP.              Com 126924109       100     7,500  Sole            7,500
CARDINAL HEALTH INC.                 Com 14149Y108     1,656    23,360  Sole           23,360
CHEVRONTEXACO                        Com 166764100       107     1,181  Sole            1,181
CHUBB CORP.                          Com 171232101        44       600  Sole              600
CINTAS CORP.                         Com 172908105       657    13,170  Sole           13,170
CISCO SYS INC.                       Com 17275r102    15,371   907,917  Sole          907,917
CITIGROUP INC.                       Com 172967101       150     3,037  Sole            3,037
COCA COLA CO.                        Com 191216100       323     6,190  Sole            6,190
CV THERAPEUTICS INC.                 Com 126667104        11       299  Sole              299
DANAHER CORP.                        Com 235851102       156     2,200  Sole            2,200
DELL COMPUTER CORP.                  Com 247025109         4       165  Sole              165
DEUTSCHE BK AG                       Com D18190898        25       430  Sole              430
DEVRY INC.                           Com 251893103    22,832   757,780  Sole          757,780
DISNEY WALT CO.                      Com 254687106        51     2,190  Sole            2,190
DOLLAR GEN CORP.                     Com 256669102    20,007 1,228,942  Sole        1,228,942
DOVER CORP.                          Com 260003108       205     5,000  Sole            5,000
DU PONT E I DE NEMOURS               Com 263534109       124     2,626  Sole            2,626
EBAY INC.                            Com 278642103         6       100  Sole              100
EXPEDIA INC. CL A                    Com 302125109         3        50  Sole               50
EXPRESS SCRIPTS INC. CL A            Com 302182100    32,236   559,747  Sole          559,747
EXXON MOBIL CORP.                    Com 30231G102       414     9,444  Sole            9,444
FASTENAL CO.                         Com 311900104       654     8,678  Sole            8,678
FEDERAL NATL MTG ASSN                Com 313586109       174     2,175  Sole            2,175
FIFTH THIRD BANCORP                  Com 316773100    28,273   418,976  Sole          418,976
FISERV INC.                          Com 337738108    29,303   637,164  Sole          637,164
FLEETBOSTON FINL CORP.               Com 339030108        15       423  Sole              423
FREDDIE MAC                          Com 313400301        44       690  Sole              690
FUJISAWA PHARMACEUTICAL              Com J15162118        40     1,835  Sole            1,835
GANNETT INC.                         Com 364730101        91     1,200  Sole            1,200
GENERAL ELEC CO                      Com 369604103       846    22,579  Sole           22,579
GENERAL MOTORS CORP. CL H NEW        Com 370442832         5       276  Sole              276
GENERAL MTRS CORP.                   Com 370442105        16       264  Sole              264
GLOBAL CROSSING LTD.                 Com G3921A100         0     1,000  Sole            1,000
HARLEY-DAVIDSON                      Com 412822108     1,674    30,356  Sole           30,356
HEALTH MGMT ASSOC INC. CL A          Com 421933102    18,515   893,165  Sole          893,165
HEWLETT PACKARD CO.                  Com 428236103        23     1,300  Sole            1,300
HOME DEPOT INC.                      Com 437076102       329     6,767  Sole            6,767
HOUSEHOLD INTL INC.                  Com 441815107     1,797    31,640  Sole           31,640
INTEL CORP.                          Com 458140100       161     5,283  Sole            5,283
INTERNATIONAL BUS MACH               Com 459200101        41       396  Sole              396
INTERPUBLIC GROUP COMPANIES INC.     Com 460690100        70     2,033  Sole            2,033
J D S UNIPHASE CORP.                 Com 46612j101         1       100  Sole              100
JOHNSON & JOHNSON                    Com 478160104       331     5,100  Sole            5,100
JOHNSON CONTROLS                     Com 478366107        20       224  Sole              224
KIMBERLY CLARK CORP.                 Com 494368103        89     1,381  Sole            1,381
KOHLS CORPORATION                    Com 500255104        41       575  Sole              575
LOWE'S COS. INC.                     Com 548661107         9       200  Sole              200
M B I A INC.                         Com 55262C100       164     3,000  Sole            3,000
M B N A CORP.                        Com 55262L100       190     4,939  Sole            4,939
MACDERMID INC.                       Com 554273102        78     3,600  Sole            3,600
MARSHALL & ILSLEY CORP.              Com 571834100     3,152    50,640  Sole           50,640
MATEX INC.                           Com 576990004        53    15,644  Sole           15,644
MCGRAW HILL COMPANIES INC.           Com 580645109        23       340  Sole              340
MEDTRONIC INC.                       Com 585055106     1,193    26,396  Sole           26,396
MELLON FINL CORP.                    Com 58551A108         4       102  Sole              102
MERCK & CO. INC.                     Com 589331107       310     5,390  Sole            5,390
MERCURY GENERAL CORP. NEW            Com 589400100       186     4,000  Sole            4,000
METRO AIRLINES INC.                  Com 591905203         0        11  Sole               11
MGIC INVT CORP WIS                   Com 552848103    22,872   334,236  Sole          334,236
MICROSOFT CORP.                      Com 594918104       278     4,608  Sole            4,608
MOLEX INC CL A                       Com 608554200       119     3,885  Sole            3,885
NEUROCRINE BIOSCIENCES               Com 64125C109        13       332  Sole              332
NORSTAN, INC.                        Com 656535101         4       688  Sole              688
NORSTAR GROUP INC.                   Com 656541208         0     2,000  Sole            2,000
NORTHERN TR CORP.                    Com 665859104       252     4,200  Sole            4,200
OSMONICS INC.                        Com 688350107         4       300  Sole              300
PEPSICO INC.                         Com 713448108       191     3,718  Sole            3,718
PFIZER INC.                          Com 717081103       762    19,174  Sole           19,174
PHILIP MORRIS COMPANIES INC.         Com 718154107        54     1,034  Sole            1,034
PROGRESSIVE CORP. OHIO               Com 743315103        24       145  Sole              145
ROYAL DUTCH PETROLEUM NY REGISTRY
 PAR 1.25                            Com 780257804       789    14,521  Sole           14,521
SAMARITAN PHARMACEUTICALS            Com 79586Q108         0       300  Sole              300
SBC COMMUNICATIONS INC.              Com 78387G103       105     2,800  Sole            2,800
SCHLUMBERGER LTD.                    Com 806857108        35       600  Sole              600
SCHWAB CHARLES CP NEW                Com 808513105     1,396   106,672  Sole          106,672
SENSIENT TECHNOLOGIES CORP.          Com 81725t100       293    12,714  Sole           12,714
SOUTHWEST AIRLINES CO.               Com 844741108        12       604  Sole              604
STERICYCLE INC.                      Com 858912108         2        38  Sole               38
STRYKER CORP.                        Com 863667101       602     9,980  Sole            9,980
SUNGARD DATA SYS INC.                Com 867363103    20,368   617,773  Sole          617,773
SUNRISE TECHNOLOGIES INTL INC.       Com 86769L103         0     1,000  Sole            1,000
SYSCO CORP.                          Com 871829107       115     3,850  Sole            3,850
TARGET CORP.                         Com 87612E106     1,022    23,695  Sole           23,695
TOLL BROTHERS INC.                   Com 889478103    30,872   619,305  Sole          619,305
TRIBUNE CO NEW                       Com 896047107        45     1,000  Sole            1,000
UNITED HEALTH GROUP INC.             Com 91324p102        21       270  Sole              270
UNITED PARCEL SERVICE INC.           Com 911312106     1,628    26,780  Sole           26,780
UNIVERSAL COMMUNICATIONS SVCS INC.   Com 913427100         0       250  Sole              250
UNIVERSAL HLTH SVCS CL B             Com 913903100    20,405   494,677  Sole          494,677
VERIZON COMMUNICATIONS               Com 92343V104       276     5,991  Sole            5,991
VIACOM INC CL B                      Com 925524308         7       138  Sole              138
VODAFONE GROUP PLC SPONSORED ADR     Com 92857t107        11       600  Sole              600
WAL MART STORES INC.                 Com 931142103        52       848  Sole              848
WALGREEN CO.                         Com 931422109     1,883    48,053  Sole           48,053
WATERS CORP.                         Com 941848103     1,451    51,890  Sole           51,890
WELLS FARGO & CO. NEW                Com 949746101        30       600  Sole              600
WYETH                                Com 983024100       131     2,000  Sole            2,000
TRI CONTL CORP. CLOSED END FUND          895436103        35     1,834  Sole            1,834

TOTAL                                                347,377